Revenue	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Revenues
4)	REVENUES
Cemex’s revenues are primarily generated from the sale and distribution of cement, ready-mix
concrete, aggregates, and other construction materials and services, including urbanization solutions. Revenue is recognized at a point in time or over time, based on the transaction price. However, during the reported periods, revenues recognized over time were not significant. As of December 31, 2025 and 2024, contract liabilities with customers were $369 and $269, respectively, mainly reflecting advances received from customers (note 19.2).
As of December 31, 2025 and 2024, amounts receivable for progress billings and customer advances under construction contracts were not significant. Additionally, for 2025, 2024, and 2023, revenues and costs related to construction contracts in progress were not significant. For 2025, 2024, and 2023, costs capitalized as contract fulfillment assets and released over the contract were also not significant. Cemex offers credit terms of 15 to 90 days, depending on customer type and risk.